Balance Sheets - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Current assets:
Cash	$ 11,877,975	$ 4,029,305	$ 4,311,269
Contract costs	2,721,877	5,227,325	3,802,497
Accounts receivable	1,007,800	536,400	640,300
Other current assets	7,646	7,686	7,661
Non-current assets:	15,615,298	9,800,716	8,761,727
Non-current assets:
Intangible assets, net	6,682,097	9,689,040	13,698,298
Property and equipment, net	1,603,306	1,781,124	2,268,961
Right-of-use asset	15,353	47,825	91,971
Total non-current assets	8,300,756	11,517,989	16,059,230
Total assets	23,916,054	21,318,705	24,820,957
Current liabilities:
Contract liabilities	6,401,000	7,846,200	5,691,250
Advance from third parties		7,324,847	18,024,847
Income tax payables	4,124,691	1,393,783	182,836
Accrued expenses	175,988	153,476	112,263
Lease liability	11,515	45,413	44,028
Total current liabilities	10,713,194	16,763,719	24,055,224
Non-current liability:
Lease liability			45,413
Total non-current liability			45,413
Total liabilities	10,713,194	16,763,719	24,100,637
Commitments and contingencies
Shareholders’ equity
Share capital	231	231	231
Subscription receivable	(231)	(231)	(231)
Retained earnings	13,202,860	4,554,986	720,320
Total shareholders’ equity	13,202,860	4,554,986	720,320
Total liabilities and shareholders’ equity	$ 23,916,054	$ 21,318,705	$ 24,820,957